Bonus Programs - Number of Shares Held by the Trust (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FEMSA UBD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	6,208,237	7,283,198
Shares acquired by the administrative trust to employees (in shares)	3,923,707	2,768,091
Shares released from administrative trust to employees upon vesting (in shares)	(3,940,191)	(3,843,052)
Ending balance (in shares)	6,191,753	6,208,237
KOF UBL
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	1,874,651	1,904,240
Shares acquired by the administrative trust to employees (in shares)	838,996	904,246
Shares released from administrative trust to employees upon vesting (in shares)	(1,059,870)	(933,835)
Ending balance (in shares)	1,653,777	1,874,651